Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive loss [Member]	Total
Balance at Beginning at Dec. 31, 2021	$ 8,814,316	$ 349,825	$ (0)	$ (101,062)	$ 248,763
Shares issued related to the business acquisitions	$ 0	10,691	0	0	10,691
Shares issued related to the business acquisitions (in Shares)	430,806
Issuance of shares in connection with stock-based compensation plans	$ 0	135	0	0	135
Issuance of shares in connection with stock-based compensation plans (in Shares)	83,787
Share based compensation	$ 0	4,881	0	0	4,881
Comprehensive loss	0	0	(2,388)	(78,937)	(81,325)
Balance at Ending at Jun. 30, 2022	$ 0	365,532	(2,388)	(179,999)	183,145
Balance at Ending (in Shares) at Jun. 30, 2022	9,328,909
Balance at Beginning at Dec. 31, 2022	$ 0	370,412	(4,850)	(232,134)	133,428
Balance at Beginning (in Shares) at Dec. 31, 2022	9,458,682
Issuance of shares in connection with stock-based compensation plans	$ 0	69	0	0	$ 69
Issuance of shares in connection with stock-based compensation plans (in Shares)	191,584				72,777
Share based compensation	$ 0	3,177	0	0	$ 3,177
Comprehensive loss	0	0	(616)	(22,797)	(23,413)
Balance at Ending at Jun. 30, 2023	$ 0	$ 373,658	$ (5,466)	$ (254,931)	$ 113,261
Balance at Ending (in Shares) at Jun. 30, 2023	9,650,266